Note 9 - Long-term Debt (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 19, 2009	Nov. 15, 2006	Apr. 05, 2013	Oct. 29, 2012	Apr. 30, 2009	Dec. 15, 2009	Dec. 28, 2010	Jun. 11, 2007	Nov. 05, 2010	Jun. 25, 2014	Nov. 01, 2013	Feb. 03, 2014
Note 9 - Long-term Debt (Details) [Line Items]
Limited Dividends Percentage Loans to Profits	60.00%
Restricted Cash and Cash Equivalents	$ 7,994,093	$ 7,862,415
Interest Expense, Debt	2,015,155	1,699,951	1,841,245
First Five Year Installments [Member] | London Interbank Offered Rate (LIBOR) [Member] | SAF-Concord Shipping Ltd. [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate				2.50%
Joanna Maritime Ltd as Guarantor [Member] | London Interbank Offered Rate (LIBOR) [Member] | Xingang Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate					0.935%
Alcinoe Shipping Ltd as Guarantor [Member] | London Interbank Offered Rate (LIBOR) [Member] | Xingang Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate					0.90%
First Set of Payments [Member] | Xingang Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument Number of Quarterly Payments					8
Debt Instrument, Periodic Payment					1,000,000
Second Set of Payments [Member] | Xingang Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument Number of Quarterly Payments					4
Debt Instrument, Periodic Payment					750,000
Third Set of Payments [Member] | Xingang Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument Number of Quarterly Payments					16
Debt Instrument, Periodic Payment					250,000
Addendum [Member] | London Interbank Offered Rate (LIBOR) [Member] | Xingang Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate						5.30%
Addendum [Member] | Xingang Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument Number of Quarterly Payments						8
Debt Instrument, Periodic Payment						200,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						3,400,000
Debt Instrument Minimum Cash Balance														400,000
Supplemental Agreement [Member] | London Interbank Offered Rate (LIBOR) [Member] | SAF-Concord Shipping Ltd. [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate							5.00%
Supplemental Agreement [Member] | SAF-Concord Shipping Ltd. [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument Number of Quarterly Payments							8
Debt Instrument, Periodic Payment							250,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							3,000,000
First Two Installments [Member] | Eleni Shipping Ltd. [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Periodic Payment								100,000
Debt Instrument Number Of Semi-Annual Payments								2
Second Two Installments [Member] | Eleni Shipping Ltd. [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Periodic Payment								400,000
Debt Instrument Number Of Semi-Annual Payments								2
Third Two Installments [Member] | Eleni Shipping Ltd. [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Periodic Payment								600,000
Debt Instrument Number Of Semi-Annual Payments								2
Fourth Four Installments [Member] | Eleni Shipping Ltd. [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Periodic Payment								800,000
Debt Instrument Number Of Semi-Annual Payments								4
Balloon Payment [Member] | London Interbank Offered Rate (LIBOR) [Member] | Eleni Shipping Ltd. [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate								2.70%
Four Installments [Member] | Pantelis Shipping Corp. [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument Number of Quarterly Payments									4
Debt Instrument, Periodic Payment									500,000
Twenty-Eight Installments [Member] | Pantelis Shipping Corp. [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument Number of Quarterly Payments									28
Debt Instrument, Periodic Payment									280,000
Tranche A [Member] | London Interbank Offered Rate (LIBOR) [Member] | Noumea Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate										2.65%
Tranche A [Member] | Noumea Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Face Amount										15,000,000
Debt Instrument, Periodic Payment										720,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										6,360,000
Debt Instrument Number Of Semi-Annual Payments										12
Tranche B [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member] | Noumea Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate										2.65%
Tranche B [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member] | Noumea Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate										4.00%
Tranche B [Member] | Noumea Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Face Amount										5,000,000
Debt Instrument, Periodic Payment										625,000
Debt Instrument Number Of Semi-Annual Payments										8
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member] | Manolis Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate											0.80%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member] | Manolis Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate											0.90%
London Interbank Offered Rate (LIBOR) [Member] | Eleni Shipping Ltd. [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate								2.50%
London Interbank Offered Rate (LIBOR) [Member] | Pantelis Shipping Corp. [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate									2.70%
London Interbank Offered Rate (LIBOR) [Member] | Aggeliki Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate												2.85%
London Interbank Offered Rate (LIBOR) [Member] | Eirini Shipping Ltd and Eleni Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate													3.75%
London Interbank Offered Rate (LIBOR) [Member] | Euroseas Ltd (Member)
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate													6.00%
Minimum [Member] | Manolis Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument Percentage To Fair Market Value											55.00%
Xingang Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Face Amount					20,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					5,000,000
Manolis Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Face Amount											10,000,000
Debt Instrument Number of Quarterly Payments											32
Debt Instrument, Periodic Payment											160,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid											4,880,000
Debt Instrument Minimum Cash Balance											300,000
SAF-Concord Shipping Ltd. [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Face Amount				10,000,000
Debt Instrument Number of Quarterly Payments				20
Debt Instrument, Periodic Payment				250,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				5,000,000
Debt Instrument Minimum Cash Balance				300,000
Eleni Shipping Ltd. [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Face Amount								10,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid								4,600,000
Debt Instrument Minimum Cash Balance								300,000
Debt Instrument Number Of Semi-Annual Payments								10
Total Amount of Installments								5,400,000
Debt Instrument, Term								5 years
Pantelis Shipping Corp. [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Face Amount									13,000,000
Debt Instrument Number of Quarterly Payments									32
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									3,160,000
Debt Instrument Minimum Cash Balance									300,000
Aggeliki Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Face Amount												8,500,000
Debt Instrument Number of Quarterly Payments												20
Debt Instrument, Periodic Payment												303,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												2,440,000
Noumea Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Face Amount										20,000,000
Debt Instrument, Number of Tranches										2
Eirini Shipping Ltd and Eleni Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Face Amount													15,300,000
Debt Instrument Number of Quarterly Payments													20
Debt Instrument, Periodic Payment													350,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid													8,300,000
Euroseas Ltd (Member)
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Face Amount															8,000,000
Debt Instrument Number of Quarterly Payments													12
Debt Instrument, Periodic Payment													375,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid													3,500,000